Annual Total Returns - FidelityDefinedMaturityFunds-RetailComboPRO - FidelityDefinedMaturityFunds-RetailComboPRO - Fidelity Municipal Income 2023 Fund	Aug. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Apr. 23, 2013
Fidelity Municipal Income 2023 Fund
Bar Chart Table:
Annual Return 2014	10.23%
Annual Return 2015	3.32%
Annual Return 2016	(0.17%)
Annual Return 2017	4.39%
Annual Return 2018	0.96%
Annual Return 2019	5.05%
Annual Return 2020	2.70%
Annual Return 2021	0.51%